Clinical Trial and Sponsored Research Agreements (City of Hope - Sponsored Research and Clinical Trial Agreements) (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2017	Jun. 30, 2024	Apr. 30, 2024	Nov. 30, 2022	Jan. 31, 2022	Nov. 30, 2020	Oct. 31, 2020	Feb. 28, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
License, Clinical Trial and Sponsored Research Agreements
Research and development expense									$ 57	$ 9,527	$ 8,221	$ 34,363	$ 40,513	$ 62,475
Research and development
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed											$ 900
Mayo Clinic
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed		$ 300
St. Jude Children's Research Hospital
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed			$ 600
IL13Ra2 CAR and (C134)
License, Clinical Trial and Sponsored Research Agreements
Research and development expense				$ 600			$ 300
Clinical trial and sponsored research agreements | IL13Ra2 (MB-101) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Contribution toward patient costs								$ 100
Contribution per patient							100
Annual maintenance fee payable							$ 200
Clinical trial and sponsored research agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center
License, Clinical Trial and Sponsored Research Agreements
Contribution toward patient costs						$ 800
Milestones payable	$ 5,300
Additional milestone payments					$ 2,200	$ 1,800
Clinical trial and sponsored research agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Additional milestone payments					$ 9,300